INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 5) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2014 COP ($)
Disclosure of investments in associates and joint ventures [Line Items]
Assets	$ 236,538,540		$ 224,073,721		$ 79,268.9
Liabilities	210,667,313		199,414,499		70,598.8
Equity	25,871,227		24,659,222	$ 22,906,280	$ 8,670.1	$ 21,355,964
Income	26,624,025		25,937,238	21,147,421
Expenses	23,461,592		22,420,302	$ 17,801,735
Cfc Sk Eldorado Latam Advisory Company S.A.S. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	893		1,015
Liabilities	204		499
Equity	689		516
Income	2,037		2,637
Expenses	1,877		2,265
Net income	159		372
Cfc Sk El Dorado Latam Management Company Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Assets	9,169		6,026
Liabilities	34		39
Equity	9,135		5,987
Income	3,584		3,003
Expenses	374		381
Net income	3,210		2,622
Cfc Sk Eldorado Latam Capital Partners, Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,007		960
Liabilities	16		15
Equity	991		945
Income	0		(20)
Expenses	131		152
Net income	(131)		(172)
Cfc Sk El Dorado Latam Fund L.P. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			37,545
Liabilities			12,582
Equity			24,963
Income			1,953
Expenses			9,655
Net income			(7,702)
Concesionaria Ruta del Sol S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			3,653,227
Liabilities			2,578,230
Equity			1,074,997
Income			1,499,983
Expenses			1,207,910
Net income			292,073
Concesionaria Vial del Pacifico [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	424,888	[2]	246,184
Liabilities	424,379	[2]	243,221
Equity	509	[2]	2,963
Income	113,113	[2]	61,275
Expenses	115,567	[2]	61,506
Net income	(2,454)	[2]	(231)
Concesionaria Nueva Via al Mar [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	188,731	[2]	122,884
Liabilities	166,955	[2]	104,274
Equity	21,776	[2]	18,610
Income	26,215	[2]	27,408
Expenses	23,049	[2]	24,337
Net income	3,166	[2]	3,071
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	624,688		4,067,841
Liabilities	591,588		2,938,860
Equity	33,100		1,128,981
Income	144,949		1,596,239
Expenses	140,998		1,306,206
Net income	$ 3,950		$ 290,033

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	As of December 2017, the investment stopped being a Joint Venture and became a controlled investment. (See note 15, this acquisition is considered non-significant).